Contents of Significant Accounts - Financial Assets at Fair Value through Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, current	$ 5,893,377	$ 179,731	$ 5,753,379
Financial assets at fair value through other comprehensive income, non-current	11,315,951	$ 345,104	11,930,581
Total	17,209,328		17,683,960
Common stocks [member]
Disclosure of financial assets [line items]
Total	17,004,448		17,508,897
Preferred stocks [member]
Disclosure of financial assets [line items]
Total	$ 204,880		$ 175,063